Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table shows certain information, including "compensation actually paid" to Dr. Bohen, our principal executive officer, or PEO, and our other named executive officers, or NEOs, and the relationship between "compensation actually paid" and total stockholder return, or TSR, and net loss. The identity of which NEOs are included in this table is determined based on those executive officers who were NEOs for the years presented. Compensation actually paid to Mr. Bohen and our other NEOs is impacted by the fair value of their equity incentive awards, which is calculated in accordance with the provisions of FASB ASC Topic 718, Compensation—Stock Compensation. See Note 2 to our audited consolidated financial statements appearing in our Annual Report on Form 10-K for the year ended December 31, 2024 for a summary of the assumptions underlying the valuation of equity awards.

			Average		Value of Initial
			Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment Based
	Compensation	Compensation	Table Total for	Actually Paid	On:
	Table Total for	Actually Paid to	Non-PEO	to Non-PEO	Total Stockholder	Net Loss
	PEO	PEO	NEOs	NEOs	Return	(in thousands)
Year	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	8,130,556	(4,600,013)	3,628,850	(570,660)	12	(129,474)
2023	3,152,370	22,259,539	1,394,190	6,072,915	29	(96,655)
2022	5,989,638	(3,269,769)	2,263,729	444,090	5	(104,787)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Bohen, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Bohen, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned, realized, or received by Dr. Bohen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Bohen’s total compensation for each year to determine the compensation actually paid:

	Reported	Reported
	Summary Compensation	Value of Equity	Equity	Compensation
	Table Total for PEO	Awards(a)	Award Adjustments(b)	Actually Paid to PEO
Year	($)	($)	($)	($)
2024	8,130,556	7,010,520	(5,720,049)	(4,600,013)
2023	3,152,370	2,002,000	21,109,169	22,259,539
2022	5,989,638	4,987,868	(4,271,539)	(3,269,769)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that were both granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, which was inapplicable for the PEO and other NEOs in the years covered. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value
					Year over	at the End
		Year over	Fair Value		Year	of the Prior
		Year	as of		Change in	Year of
		Change in	Vesting		Fair Value	Equity
		Fair Value of	Date of		of Equity	Awards that
		Outstanding	Equity		Awards	Failed to
	Year End	and	Awards		Granted in	Meet	Total
	Fair Value	Unvested	Granted		Prior Years	Vesting	Equity
	of Equity	Equity	and Vested		that Vested	Conditions	Award
	Awards	Awards	in the Year		in the Year	in the Year	Adjustments
Year	($)	($)	($)		($)	($)	($)
2024	2,007,445	(4,191,664)	—	-	(3,535,830)	—	(5,720,049)
2023	6,765,000	9,777,659	—		4,566,510	—	21,109,169
2022	1,933,268	(4,412,789)	—		(1,792,018)	—	(4,271,539)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Dr. Bohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Shane Kovacs and Naseem Zojwalla, (ii) for 2023, Shane Kovacs, Naseem Zojwalla, and Cyrus Harmon, and (iii) for 2022, Shane Kovacs and Naseem Zojwalla.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Bohen), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Bohen) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Bohen) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average
	Reported Summary	Average		Average
	Compensation Table	Reported	Average Equity	Compensation
	Total for Non-	Value of Equity	Award	Actually Paid to Non
	PEO NEOs	Awards	Adjustments(a)	PEO NEOs
Year	($)	($)	($)	($)
2024	3,628,850	2,817,180	(1,382,330)	(570,660)
2023	1,394,190	608,061	5,286,786	6,072,915
2022	2,263,729	1,512,905	(306,734)	444,090

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average
				Year over	Fair Value
		Year over	Average	Year	at the End
		Year	Fair Value	Average	of the Prior
		Average	as of	Change in	Year of
		Change in	Vesting	Fair Value	Equity
		Fair Value of	Date of	of Equity	Awards that
		Outstanding	Equity	Awards	Failed to	Total
	Average	and	Awards	Granted in	Meet	Average
	Year End Fair	Unvested	Granted	Prior Years	Vesting	Equity
	Value of Equity	Equity	and Vested	that Vested	Conditions	Award
	Awards	Awards	in the Year	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2024	806,693	(1,282,711)	—	(906,312)	—	(1,382,330)
2023	2,050,000	2,167,742	—	1,069,044	—	5,286,786
2022	581,980	(592,070)	—	(296,644)	—	(306,734)

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(6)
The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year. Due to the fact that we are not a commercial-stage company, we did not have any revenue during the periods presented. Consequently, we did not use net loss as a performance measure in our executive compensation program.

Analysis of the Information Presented in the Pay Versus Performance Table

For information regarding our compensation philosophy, refer to Executive Compensation—Executive Compensation Practices—Compensation Philosophy” above. While we utilize several performance measures to align executive compensation with our performance, all of those company measures are not presented in the Pay versus Performance table above. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphical illustrations of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Net Loss

The graph below shows the amount of compensation actually paid to Dr. Bohen and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Bohen) compared to our net loss. Because we are a pre-commercial stage company, we had no revenue during the periods presented. Consequently, we do not use net loss as a performance measure in our executive compensation program. Moreover, the changes in compensation actually paid to Dr. Bohen and our other NEOs during such periods as described in the Pay versus Performance table above were largely driven by equity award related adjustments as a result of the volatility in the market price of our common stock, and to a lesser extent by variability in annual salary, bonus and equity incentive awards. As a result, such changes are not directly related to the changes in our net loss during such periods and we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Compensation Actually Paid ($ Thousands) (10,000) (5,000) 0 5,000 10,000 15,000 20,000 25,000 Net Loss ($Thousands) -$140 -$120 -$100 -$80 -$60 -$40 -$20 $0 (3,270)(105) 444 22,260 6,073 (97) (4,600) (571) (129) FY2022 FY2023 FY2024 PEO Compensation Actually Paid Non-PEO Average Compensation Actually Paid Net Loss

Compensation Actually Paid and Cumulative TSR

The graph below shows the amount of compensation actually paid to Dr. Bohen and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Bohen) compared to our cumulative TSR. The changes in compensation actually paid to Dr. Bohen and our other NEOs during such periods as described in the Pay versus Performance table above were largely driven by equity award related adjustments as a result of the volatility in the market price of our common stock, and to a lesser extent by variability in annual salary, bonus and equity incentive awards. As a result, such changes are not directly related to the changes in our cumulative TSR during such periods.

Compensation Actually Paid ($ Thousands) (10,000) (5,000) 0 5,000 10,000 15,000 20,000 25,000 Total Shareholder Return (FY 2021 Indexed to $100) $0 $10 $20 $30 $40 $50 $60 $70 $80 $90 $100 100 (3,270) 5 444 22,260 6,073 29 (4,600) (571) 12 FY2021 FY 2022 FY2023 FY2024 PEO Compensation Actually Paid Non-PEO Average Compensation Actually Paid Cumulative TSR

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Dr. Bohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Shane Kovacs and Naseem Zojwalla, (ii) for 2023, Shane Kovacs, Naseem Zojwalla, and Cyrus Harmon, and (iii) for 2022, Shane Kovacs and Naseem Zojwalla.

PEO Total Compensation Amount	$ 8,130,556	$ 3,152,370	$ 5,989,638
PEO Actually Paid Compensation Amount	$ (4,600,013)	22,259,539	(3,269,769)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Bohen, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned, realized, or received by Dr. Bohen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Bohen’s total compensation for each year to determine the compensation actually paid:

	Reported	Reported
	Summary Compensation	Value of Equity	Equity	Compensation
	Table Total for PEO	Awards(a)	Award Adjustments(b)	Actually Paid to PEO
Year	($)	($)	($)	($)
2024	8,130,556	7,010,520	(5,720,049)	(4,600,013)
2023	3,152,370	2,002,000	21,109,169	22,259,539
2022	5,989,638	4,987,868	(4,271,539)	(3,269,769)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that were both granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, which was inapplicable for the PEO and other NEOs in the years covered. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value
					Year over	at the End
		Year over	Fair Value		Year	of the Prior
		Year	as of		Change in	Year of
		Change in	Vesting		Fair Value	Equity
		Fair Value of	Date of		of Equity	Awards that
		Outstanding	Equity		Awards	Failed to
	Year End	and	Awards		Granted in	Meet	Total
	Fair Value	Unvested	Granted		Prior Years	Vesting	Equity
	of Equity	Equity	and Vested		that Vested	Conditions	Award
	Awards	Awards	in the Year		in the Year	in the Year	Adjustments
Year	($)	($)	($)		($)	($)	($)
2024	2,007,445	(4,191,664)	—	-	(3,535,830)	—	(5,720,049)
2023	6,765,000	9,777,659	—		4,566,510	—	21,109,169
2022	1,933,268	(4,412,789)	—		(1,792,018)	—	(4,271,539)

Non-PEO NEO Average Total Compensation Amount	$ 3,628,850	1,394,190	2,263,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ (570,660)	6,072,915	444,090
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Bohen), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Bohen) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Bohen) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Average
	Reported Summary	Average		Average
	Compensation Table	Reported	Average Equity	Compensation
	Total for Non-	Value of Equity	Award	Actually Paid to Non
	PEO NEOs	Awards	Adjustments(a)	PEO NEOs
Year	($)	($)	($)	($)
2024	3,628,850	2,817,180	(1,382,330)	(570,660)
2023	1,394,190	608,061	5,286,786	6,072,915
2022	2,263,729	1,512,905	(306,734)	444,090

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average
				Year over	Fair Value
		Year over	Average	Year	at the End
		Year	Fair Value	Average	of the Prior
		Average	as of	Change in	Year of
		Change in	Vesting	Fair Value	Equity
		Fair Value of	Date of	of Equity	Awards that
		Outstanding	Equity	Awards	Failed to	Total
	Average	and	Awards	Granted in	Meet	Average
	Year End Fair	Unvested	Granted	Prior Years	Vesting	Equity
	Value of Equity	Equity	and Vested	that Vested	Conditions	Award
	Awards	Awards	in the Year	in the Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2024	806,693	(1,282,711)	—	(906,312)	—	(1,382,330)
2023	2,050,000	2,167,742	—	1,069,044	—	5,286,786
2022	581,980	(592,070)	—	(296,644)	—	(306,734)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The graph below shows the amount of compensation actually paid to Dr. Bohen and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Bohen) compared to our cumulative TSR. The changes in compensation actually paid to Dr. Bohen and our other NEOs during such periods as described in the Pay versus Performance table above were largely driven by equity award related adjustments as a result of the volatility in the market price of our common stock, and to a lesser extent by variability in annual salary, bonus and equity incentive awards. As a result, such changes are not directly related to the changes in our cumulative TSR during such periods.

Compensation Actually Paid ($ Thousands) (10,000) (5,000) 0 5,000 10,000 15,000 20,000 25,000 Total Shareholder Return (FY 2021 Indexed to $100) $0 $10 $20 $30 $40 $50 $60 $70 $80 $90 $100 100 (3,270) 5 444 22,260 6,073 29 (4,600) (571) 12 FY2021 FY 2022 FY2023 FY2024 PEO Compensation Actually Paid Non-PEO Average Compensation Actually Paid Cumulative TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The graph below shows the amount of compensation actually paid to Dr. Bohen and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Bohen) compared to our net loss. Because we are a pre-commercial stage company, we had no revenue during the periods presented. Consequently, we do not use net loss as a performance measure in our executive compensation program. Moreover, the changes in compensation actually paid to Dr. Bohen and our other NEOs during such periods as described in the Pay versus Performance table above were largely driven by equity award related adjustments as a result of the volatility in the market price of our common stock, and to a lesser extent by variability in annual salary, bonus and equity incentive awards. As a result, such changes are not directly related to the changes in our net loss during such periods and we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Compensation Actually Paid ($ Thousands) (10,000) (5,000) 0 5,000 10,000 15,000 20,000 25,000 Net Loss ($Thousands) -$140 -$120 -$100 -$80 -$60 -$40 -$20 $0 (3,270)(105) 444 22,260 6,073 (97) (4,600) (571) (129) FY2022 FY2023 FY2024 PEO Compensation Actually Paid Non-PEO Average Compensation Actually Paid Net Loss

Total Shareholder Return Amount	$ 12	29	5
Net Income (Loss)	$ (129,474,000)	$ (96,655,000)	$ (104,787,000)
PEO Name	Dr. Bohen	Dr. Bohen	Dr. Bohen
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that were both granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in
	the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, which was inapplicable for the PEO and other NEOs in the years covered. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,010,520)	$ (2,002,000)	$ (4,987,868)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,720,049)	21,109,169	(4,271,539)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,007,445	6,765,000	1,933,268
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,191,664)	9,777,659	(4,412,789)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,535,830)	4,566,510	(1,792,018)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,817,180)	(608,061)	(1,512,905)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,382,330)	5,286,786	(306,734)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,693	2,050,000	581,980
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,282,711)	2,167,742	(592,070)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(906,312)	1,069,044	(296,644)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0